Note 26 - Commitments and Contingencies (Details Textual) - Loss Sharing Obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unpaid Principal Balance of Funded and Sold Loans Subject to Loss Sharing Obligations	$ 4,547,000
Other Liabilities [Member]
Loss Contingency Accrual, Ending Balance	$ 14,470	$ 15,807